SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 99.2%
	Banks — 3.3%
	Banks — 3.3%
	Pinnacle Financial Partners, Inc.	210,566	$ 13,560,450
	Western Alliance Bancorp	227,759	13,654,152
			27,214,602
	Capital Goods — 13.6%
	Aerospace & Defense — 5.5%
[a]	Kratos Defense & Security Solutions, Inc.	503,242	13,803,928
	Spirit AeroSystems Holdings, Inc. Class A	351,877	13,754,872
[a]	Teledyne Technologies, Inc.	44,994	17,636,748
	Building Products — 1.6%
[a]	Builders FirstSource, Inc.	325,552	13,285,777
	Electrical Equipment — 1.3%
[a]	TPI Composites, Inc.	200,025	10,557,320
	Machinery — 5.2%
[a]	Chart Industries, Inc.	131,566	15,497,159
	ITT, Inc.	166,340	12,811,507
[a]	Kornit Digital Ltd.	165,610	14,760,819
			112,108,130
	Commercial & Professional Services — 5.3%
	Commercial Services & Supplies — 5.3%
[a]	Casella Waste Systems, Inc. Class A	283,879	17,586,304
[a]	Clean Harbors, Inc.	177,897	13,537,962
[a]	IAA, Inc.	194,108	12,613,138
			43,737,404
	Consumer Services — 6.0%
	Diversified Consumer Services — 3.9%
[a]	Bright Horizons Family Solutions, Inc.	77,122	13,341,335
[a]	Terminix Global Holdings, Inc.	356,802	18,200,470
	Hotels, Restaurants & Leisure — 2.1%
[a]	Norwegian Cruise Line Holdings Ltd.	682,367	17,352,593
			48,894,398
	Diversified Financials — 4.0%
	Capital Markets — 2.4%
	LPL Financial Holdings, Inc.	191,554	19,963,758
	Consumer Finance — 1.6%
	OneMain Holdings, Inc.	274,464	13,218,186
			33,181,944
	Energy — 1.7%
	Oil, Gas & Consumable Fuels — 1.7%
	Diamondback Energy, Inc.	280,535	13,577,894
			13,577,894
	Food & Staples Retailing — 2.4%
	Food & Staples Retailing — 2.4%
[a]	Grocery Outlet Holding Corp.	495,025	19,429,731
			19,429,731
	Food, Beverage & Tobacco — 1.1%
	Food Products — 1.1%
[a]	SunOpta, Inc.	742,921	8,669,888
			8,669,888
	Health Care Equipment & Services — 8.1%
	Health Care Equipment & Supplies — 4.9%
	Cooper Companies, Inc.	41,667	15,138,454
[a]	Haemonetics Corp.	112,800	13,395,000
[a]	Nevro Corp.	69,940	12,106,614

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Health Care Providers & Services — 3.2%
[a]	Amedisys, Inc.	46,861	$ 13,745,737
[a]	PetIQ, Inc. Class A	324,113	12,462,145
			66,847,950
	Insurance — 3.3%
	Insurance — 3.3%
	Assured Guaranty Ltd.	390,123	12,284,973
	James River Group Holdings Ltd.	306,943	15,086,249
			27,371,222
	Materials — 7.5%
	Chemicals — 4.7%
	Element Solutions, Inc.	729,859	12,940,400
	Huntsman Corp.	449,233	11,293,718
	Sensient Technologies Corp.	200,462	14,788,082
	Containers & Packaging — 2.8%
[a]	Crown Holdings, Inc.	228,221	22,867,744
			61,889,944
	Media & Entertainment — 4.0%
	Entertainment — 4.0%
[a]	Live Nation Entertainment, Inc.	171,873	12,629,228
[a]	Zynga, Inc. Class A	2,053,421	20,267,265
			32,896,493
	Pharmaceuticals, Biotechnology & Life Sciences — 7.4%
	Life Sciences Tools & Services — 2.3%
[a]	Avantor, Inc.	686,047	19,312,223
	Pharmaceuticals — 5.1%
[a]	Catalent, Inc.	237,509	24,717,562
[a]	Horizon Therapeutics plc	231,104	16,905,257
			60,935,042
	Real Estate — 5.6%
	Equity Real Estate Investment Trusts — 3.6%
	QTS Realty Trust, Inc. Class A	274,225	16,969,043
	Terreno Realty Corp.	208,787	12,216,127
	Real Estate Management & Development — 2.0%
[a]	Jones Lang LaSalle, Inc.	111,532	16,548,003
			45,733,173
	Retailing — 1.6%
	Specialty Retail — 1.6%
[a]	Floor & Decor Holdings, Inc. Class A	141,002	13,092,036
			13,092,036
	Semiconductors & Semiconductor Equipment — 4.4%
	Semiconductors & Semiconductor Equipment — 4.4%
	Cohu, Inc.	272,188	10,392,138
	Entegris, Inc.	133,192	12,799,751
[a]	MaxLinear, Inc.	348,543	13,310,857
			36,502,746
	Software & Services — 12.7%
	Information Technology Services — 7.7%
[a]	Black Knight, Inc.	200,297	17,696,240
	Booz Allen Hamilton Holding Corp.	153,979	13,423,889
[a]	Globant S.A.	72,526	15,782,383
[a]	Repay Holdings Corp.	593,679	16,177,753
	Software — 5.0%
[a]	Avalara, Inc.	72,500	11,954,525
[a]	Elastic N.V.	102,417	14,966,196
[a]	Varonis Systems, Inc.	87,326	14,287,407
			104,288,393

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Technology Hardware & Equipment — 3.5%
	Electronic Equipment, Instruments & Components — 3.5%
[a]	Flex Ltd.	796,181	$ 14,315,334
[a]	Trimble, Inc.	216,492	14,455,171
			28,770,505
	Transportation — 1.6%
	Air Freight & Logistics — 1.6%
[a]	XPO Logistics, Inc.	111,538	13,295,330
			13,295,330
	Utilities — 2.1%
	Independent Power and Renewable Electricity Producers — 2.1%
	AES Corp.	732,594	17,215,959
			17,215,959
	Total Common Stock (Cost $773,307,242)		815,652,784
	Short-Term Investments — 0.5%
[b]	Thornburg Capital Management Fund	451,559	4,515,594
	Total Short-Term Investments (Cost $4,515,594)		4,515,594
	Total Investments — 99.7% (Cost $777,822,836)		$820,168,378
	Other Assets Less Liabilities — 0.3%		2,102,547
	Net Assets — 100.0%		$822,270,925

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2020
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	23,624,700	2/26/2021	28,895,902	$ —	$ (704,453)
Euro	SSB	Buy	23,624,700	2/26/2021	28,895,902	—	(145,942)

Total						—	$(850,395)

Net unrealized appreciation (depreciation)							$(850,395)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Small/Mid Cap Core Fund (the “Fund”, prior to December 18, 2020, the Value Fund) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	December 31, 2020 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/20	Dividend Income
Thornburg Capital Management Fund	$20,456,644	$59,419,759	$(75,360,809)	$-	$-	$4,515,594	$4,245